Patents and software	12 Months Ended
Dec. 31, 2022
Patents and software
Patents and software

Note 3: Patents and software

(amounts in thousands of euros)	Patents	Software	Total
GROSS AMOUNT
As of January 1, 2021	3,380	32	3,412
Addition	272	—	272
Disposal	—	—	—
As of December 31, 2021	3,652	32	3,684
Addition	90	—	90
Disposal	(2)	—	(2)
As of December 31, 2022	3,740	32	3,772

AMORTIZATION
As of January 1, 2021	715	24	739
Increase	180	8	188
Decrease	—	—	—
As of December 31, 2021	895	32	927
Increase	190	—	190
Decrease	—	—	—
As of December 31, 2022	1,085	32	1,117

NET BOOK VALUE
As of January 1, 2021	2,665	8	2,673
As of December 31, 2021	2,757	—	2,757
As of December 31, 2022	2,655	—	2,655

No impairment was recognized on intangible assets of the Company in the years ended December 31, 2021, and 2022, respectively.

The Company co-owns certain patents with state-owned partners.

As part of the Intellectual Property agreement signed with the Company’s CEO (see Note 20.2) and its amendment, the total patents rights acquired from the Company’s CEO as of December 31, 2022 amounted to €1,440 thousand (€1,350 thousand as of December 31, 2021) and are amortized over a 19-year period.

Of this amount, €180 thousand, €270 thousand and €90 thousand were paid to the Company’s CEO in 2020, 2021 and 2022, respectively. The remaining amount was applied to the CEO’s subscription and the exercise of Founders warrants in 2020 (see Note 11).